S-K 1602(c) Dilution	May 12, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.14
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 195,099,469
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,366,667
No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.13
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 224,357,569
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,441,667
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.14
Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.51
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 145,349,469
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,366,667
Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.5
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 167,145,069
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,691,667
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.51
Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.51
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 95,599,469
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,366,667
Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.5
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 109,932,569
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	199,416,671,236,666,714,191,667
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.51
Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.71
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 45,849,469
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,366,667
Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.71
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ 52,720,069
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,441,667
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.53)
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ (3,900,531)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.53)
Net Tangible Book Value	$ (29,931)
Net Tangible Book Value, Adjusted	$ (4,492,431)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.53)
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.5
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.49
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.5
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	6.29
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	6.29
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.53)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	10.53
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.53)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	10.53
Dilution to public shareholders [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.87
Dilution to public shareholders [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.86
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.49
Net tangible book value deficit before this offering [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (29,931)
Net tangible book value deficit before this offering [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(29,931)
Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,250,000
Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,400,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,250,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,400,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,250,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,400,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,250,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,400,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,250,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,400,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Overallotment Liability [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,100)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,100)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,100)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,100)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,100)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commission [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,050,000)
Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,500,000)
Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,475,000)
Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(600,000)
Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,500,000)
Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,325,000)
Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,750,000)
Redemptions [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,250,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,787,500)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,500,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,575,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,750,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(173,362,500)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(201,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (231,150,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Private shares [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	700,000
Private shares [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	775,000
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	700,000
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	775,000
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	700,000
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	775,000
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	700,000
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	775,000
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	700,000
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	775,000
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)